SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year-end SGD:US$Eexchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	1.3581	1.3181	1.3468
Annual Average SGD:US$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	1.3342	1.3434	1.3793